Capital and funding - Summary of Combined Financial Information in Relation to HUL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of classes of share capital [line items]
Non-current assets	€ 58,664		€ 57,694
Current assets	19,157		17,401
Current liabilities	(25,427)		(24,778)
Non-current liabilities	(30,693)		(30,571)
Turnover	60,073		52,444		€ 50,724
Profit after tax	8,269		6,621		6,073
Total comprehensive income	8,355		9,977		3,836
Equity at beginning of period	(19,746)		(17,655)		(13,886)
Other comprehensive income	(86)		(3,356)
Other movements in equity	136	[1]	(154)	[2]	232	[2]
Equity at end of period	(21,701)		(19,746)		(17,655)
Non-controlling interests
Disclosure of classes of share capital [line items]
Profit after tax	627		572		492
Total comprehensive income	507		749		286
Equity at beginning of period	(2,639)		(2,389)		(694)
Other movements in equity	(107)	[1]	(7)	[2]	(48)	[2]
Equity at end of period	(2,680)		(2,639)		(2,389)
Subsidiaries with material non-controlling interests | Hindustan Unilever Limited
Disclosure of classes of share capital [line items]
Non-current assets	6,354		6,616
Current assets	1,604		1,454
Current liabilities	(1,258)		(1,212)
Non-current liabilities	(1,152)		(1,231)
Turnover	6,828		5,581
Profit after tax	1,190		977
Total comprehensive income	940		1,334
Net increase/(decrease) in cash and cash-equivalents	95		(176)
Subsidiaries with material non-controlling interests | Hindustan Unilever Limited | Non-controlling interests
Disclosure of classes of share capital [line items]
Profit after tax	454		372
Equity at beginning of period	(2,146)		(1,978)
Other comprehensive income	(3)		(3)
Dividend paid to the non-controlling interest	395		326
Currency translation	97		(131)
Other movements in equity	(4)		12
Equity at end of period	€ (2,115)		€ (2,146)		€ (1,978)

[1]	Includes the following items related to the acquisition of Nutrafol: €(269) million non-controlling interest purchase option in other reserves and €99 million non-controlling interest recognised on acquisition.
[2]	2021 includes a hyperinflation adjustment of €280 million and €82 million related to the Welly acquisition. 2020 includes €163 million paid for purchase of the non-controlling interest in Unilever Malaysia.